UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22797

FS Global Credit Opportunities Fund—D

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Global Credit Opportunities Fund—D

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments (in thousands, except share and per share amounts).

FS Global Credit Opportunities Fund—D (the “Company”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, invests substantially all of its assets in FS Global Credit Opportunities Fund (the “Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company. As of March 31, 2018, the Company invested $206,151 in the Fund, representing approximately 99.4% of the Company’s net assets and approximately 13.4% of the Fund’s net assets.

The Company invests substantially all of its assets in the Fund. As such, the Company determines the net asset value (“NAV”) of its common shares of beneficial interest, par value $0.001 per share (“common shares”), daily based on the NAV of its interest in the Fund (as provided by the Fund). The Company calculates NAV per common share by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Company (the value of its interest in the Fund, plus cash and other assets, including interest and distributions accrued but not yet received), and dividing the result by the total number of its outstanding common shares. The Company’s investment in the Fund is considered Level 3, as defined under fair value accounting standards.

As of March 31, 2018, the Company had $207,433 of net assets, 27,066,687 common shares outstanding and a NAV per common share of approximately $7.66.

The Fund’s unaudited consolidated schedule of investments as of March 31, 2018 is set forth below:

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—34.1%
American Bath Group, LLC	(e)	Capital Goods	L+525	1.0%	9/30/23	$18,369	$18,350	$18,599
ATS Consolidated, Inc.	(f)	Technology Hardware & Equipment	L+375	1.0%	2/28/25	7,778	7,739	7,880
Aspect Software, Inc.	(u)	Software & Services	L+1050	1.0%	5/25/18	3,559	3,559	3,310
Aspect Software, Inc.	(g)(u)	Software & Services	L+1050	1.0%	5/25/18	91	91	85
Aspect Software, Inc.	(u)	Software & Services	L+1050	1.0%	5/25/20	6,869	6,869	6,388
Aspect Software, Inc.	(g)(u)	Software & Services	L+1200	1.0%	5/25/18	1,296	1,296	—
Avaya Inc.	(e)	Technology Hardware & Equipment	L+475	1.0%	12/15/24	39,900	39,517	40,235
Casablanca US Holdings Inc.	(e)	Consumer Services	L+475	1.0%	3/29/24	7,419	7,255	7,493
CEVA Group Plc	(g)	Transportation	L+500		3/19/19	30,000	29,185	27,900
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	4/28/21	18,000	18,000	18,518
CLP Issuer, LLC	(g)	Diversified Financials	L+1000	1.0%	4/28/21	18,000	18,000	18,518
Commercial Barge Line Company	(e)	Transportation	L+875	1.0%	11/12/20	62,229	59,576	37,299
Concordia International Corp.	(e)	Pharmaceuticals, Biotechnology & Life Sciences	L+425	1.0%	10/21/21	6,866	5,262	6,182
Concordia International Corp.	(e)	Pharmaceuticals, Biotechnology & Life Sciences	L+500	1.0%	10/21/21	£31,854	45,663	40,721
Dayton Superior Corp.	(e)	Materials	L+800	1.0%	11/15/21	$4,583	4,482	4,285
Diamond Resorts International, Inc.	(e)	Consumer Services	L+450	1.0%	9/2/23	16,392	16,071	16,700
Ditech Holding Corp	(e)(f)	Banks	L+600		6/30/22	5,960	5,844	5,813
Fairway Group Acquisition Co.	(i)(p)	Food & Staples Retailing	10.0% PIK		1/3/20	4,406	4,193	661
			(10.0% Max PIK)
Fairway Group Acquisition Co.		Food & Staples Retailing	12.0% PIK		1/3/20	6,792	6,792	6,792
			(12.0% Max PIK)
Getty Images, Inc.	(e)	Media	L+350	1.3%	10/18/19	25,606	21,825	24,591
J. Crew Group, Inc.	(f)	Retailing	L+322	1.0%	3/5/21	69,925	44,083	51,308
LD Intermediate Holdings, Inc.	(e)	Software & Services	L+588	1.0%	12/9/22	29,063	26,744	26,156
Monitronics International, Inc.	(e)(f)	Consumer Services	L+550		9/30/22	14,962	14,713	14,607

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)		Amortized Cost	Fair Value(d)
Navico, Inc.	(e)	Technology Hardware & Equipment	L+575	1.0%	3/31/23		$4,875	$4,769	$4,930
Origami Owl, LLC	(i)(p)	Consumer Durables & Apparel	L+700	2.5%	12/5/19		2,614	2,243	255
Origami Owl, LLC	(i)(p)	Consumer Durables & Apparel	L+700	2.5%	12/5/19		24,830	21,167	2,421
Origami Owl, LLC	(g)(i)(p)	Consumer Durables & Apparel	L+700	2.5%	12/5/19		106	106	10
P.F. Chang’s China Bistro, Inc.		Consumer Services	L+500	1.0%	9/1/22		14,925	14,525	14,216
Ply Gem Industries, Inc.	(e)(f)	Capital Goods	L+375		3/29/25		3,500	3,482	3,509
Propulsion Acquisition, LLC		Commercial & Professional Services	L+600	1.0%	7/13/21		17,657	16,924	17,480
Quest Software US Holdings Inc.	(e)	Software & Services	L+550	1.0%	10/31/22		55,000	54,745	56,100
Staples Canada, ULC		Retailing	L+700	1.0%	9/12/23	C$	21,794	18,000	16,872
SunGard Availability Services Capital, Inc.		Software & Services	L+1000	1.0%	10/1/22		$6,000	5,712	5,933
SunGard Availability Services Capital, Inc.	(e)	Software & Services	L+700	1.0%	9/30/21		25,292	25,081	23,818
Westbridge Technologies, Inc.	(e)(f)	Software & Services	L+850	1.0%	4/28/23		41,453	40,872	41,503
York Risk Services Holding Corp.	(e)	Insurance	L+375	1.0%	10/1/21		917	911	900

Total Senior Secured Loans—First Lien								613,646	571,988
Unfunded Loan Commitments								(48,678)	(48,678)

Net Senior Secured Loans—First Lien								564,968	523,310

Senior Secured Loans—Second Lien—17.4%
American Bath Group, LLC		Capital Goods	L+975	1.0%	9/30/24		60,000	57,649	60,225
Casablanca US Holdings Inc.	(e)(f)	Consumer Services	L+900	1.0%	3/31/25		48,667	47,993	49,701
Fairway Group Acquisition Co.	(i)(p)	Food & Staples Retailing	11.0% PIK		10/3/21		3,885	3,679	583
			(11.0% Max PIK)
Gigamon, Inc.	(e)	Software & Services	L+850	1.0%	12/19/25		50,000	49,129	50,125
Ivanti Software, Inc.	(e)	Software & Services	L+900	1.0%	1/20/25		20,000	19,740	19,250
LTI Holdings, Inc.	(e)	Materials	L+875	1.0%	5/16/25		60,000	58,924	60,900
UFC Holdings, LLC	(e)	Media	L+750	1.0%	8/18/24		25,000	24,799	25,538

Total Senior Secured Loans—Second Lien								261,913	266,322

Senior Secured Bonds—25.2%
Atrium Windows and Doors, Inc.	(n)(o)	Capital Goods	7.8%		5/1/19		21,658	20,864	21,755
BlueLine Rental Finance Corp.	(n)(o)	Capital Goods	9.3%		3/15/24		48,572	48,899	52,186
CITGO Petroleum Corp.	(n)(o)	Energy	10.8%		2/15/20		39,960	40,209	42,433
CSVC Acquisition Corp.	(m)(n)	Diversified Financials	7.8%		6/15/25		12,189	11,527	10,528
EP Energy LLC	(n)(o)	Energy	8.0%		2/15/25		48,136	43,677	32,191
EP Energy LLC	(n)(o)	Energy	9.3%		5/1/24		5,000	4,480	3,563
Frontier Communications Corp.	(n)(o)	Telecommunication Services	8.5%		4/1/26		5,000	5,000	4,856
Getty Images, Inc.	(m)(n)	Media	10.5%		10/16/20		10,000	10,061	10,277
Gogo Intermediate Holdings LLC	(n)(o)	Software & Services	12.5%		7/1/22		84,000	85,911	94,605

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Hexion Inc.	(o)	Materials	10.0%		4/15/20	$10,000	$9,785	$9,702
J. Crew Brand, LLC	(n)(o)	Retailing	13.0%		9/15/21	33,259	33,013	39,412
K. Hovnanian Enterprises, Inc.	(n)(o)	Consumer Durables & Apparel	10.0%		7/15/22	20,173	20,844	21,453
K. Hovnanian Enterprises, Inc.	(n)(o)	Consumer Durables & Apparel	10.5%		7/15/24	29,853	31,566	30,976
Navios Logistics Finance, Inc.	(n)(o)	Transportation	7.3%		5/1/22	10,000	9,684	9,561
Ply Gem Industries, Inc.	(n)(o)	Capital Goods	8.0%		3/29/26	2,000	2,000	2,000
Ridgeback Resources Inc.	(m)	Energy	12.0%		12/29/20	794	781	794

Total Senior Secured Bonds							378,301	386,292

Subordinated Debt—29.5%
Ascent Resources Utica Holdings, LLC	(n)(o)	Energy	10.0%		4/1/22	17,000	17,000	18,424
Avantor, Inc.	(n)(o)	Materials	9.0%		10/1/25	70,171	70,291	68,811
CIS General Insurance Ltd.	(o)	Insurance	12.0%		5/8/25	£55,200	81,849	88,228
Credito Valtellinese SpA	(o)	Banks	8.3%		4/12/27	€12,120	13,350	15,926
Diamond Resorts International, Inc.	(n)(o)	Consumer Services	10.8%		9/1/24	$24,860	24,305	27,170
Eclipse Resources Corp.	(m)	Energy	8.9%		7/15/23	4,150	4,042	3,927
Enviva Partners, LP	(m)(o)	Energy	8.5%		11/1/21	73,550	76,590	77,871
Frontier Communications Corp.	(o)(r)	Telecommunication Services	10.5%		9/15/22	5,000	5,096	4,200
iHeartCommunications, Inc.	(i)(m)(o)(p)	Media	12.0%, 2.0% PIK (2.0% Max PIK)		2/1/21	21,989	10,657	3,216
iHeartCommunications, Inc.	(i)(o)(p)	Media	7.3%		10/15/27	4,467	1,924	838
Intelsat Connect Finance S.A.	(n)(o)	Telecommunication Services	12.5%		4/1/22	3,000	2,682	2,319
Intelsat Jackson Holdings S.A.	(o)	Telecommunication Services	7.3%		10/15/20	22,746	20,489	21,068
Northern Oil and Gas, Inc.	(m)(o)	Energy	8.0%		6/1/20	33,443	29,554	31,339
PriSo Acquisition Corp.	(n)(o)	Capital Goods	9.0%		5/15/23	36,867	36,610	38,733
SunGard Availability Services Capital, Inc.	(n)(o)	Software & Services	8.8%		4/1/22	37,860	27,454	23,648
Valeant Pharmaceuticals International, Inc.	(m)(n)(o)	Pharmaceuticals, Biotechnology & Life Sciences	5.5%		3/1/23	8,917	7,507	7,830
Valeant Pharmaceuticals International, Inc.	(n)(o)	Pharmaceuticals, Biotechnology & Life Sciences	5.9%		5/15/23	21,135	18,582	18,744

Total Subordinated Debt							447,982	452,292

Collateralized Securities—3.3%
Deutsche Bank AG Frankfurt	(m)(n)	Diversified Financials	13.9%		1/28/24	16,210	15,938	16,250
Deutsche Bank AG Frankfurt	(m)(n)	Diversified Financials	13.3%		10/20/26	35,000	34,806	35,088

Total Collateralized Securities							50,744	51,338

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Number of Shares / Contracts	Cost	Fair Value(d)
Equity/Other—9.1%
Aspect Software Parent, Inc., Common Equity	(i)(u)	Software & Services		832,637	$39,206	$—
Avantor, Inc., Warrants, 11/21/2024	(i)(m)	Materials		39,135	2,752	2,641
Avantor, Inc., Preferred Equity	(m)	Materials	12.5% PIK (12.5% Max PIK)	567,980	51,987	53,089
Avaya Inc., Common Equity	(i)(m)(o)(s)	Technology Hardware & Equipment		1,005,245	19,562	22,517
Chinos Holdings, Inc., Series A Preferred Equity	(m)	Retailing		17,984	5,566	719
Chinos Holdings, Inc., Common Equity	(i)(m)	Retailing	5.0%, 2.0% PIK (2.0% Max PIK)	1,618,652	177	—
Enviva Partners, LP, Common Equity	(m)(s)	Energy		643,596	10,975	17,635
Fairway Group Holdings Corp., Common Equity	(i)	Food & Staples Retailing		76,517	2,458	—
Federal Home Loan Mortgage Corp., Preferred Equity	(i)(m)(s)	Real Estate	5.1%	5,915	44	67
Federal Home Loan Mortgage Corp., Series F Preferred Equity	(i)(m)(s)	Real Estate	5.0%	18,232	303	150
Federal Home Loan Mortgage Corp., Series S Preferred Equity	(i)(m)(s)	Real Estate	4.0%	27,893	204	218
Federal Home Loan Mortgage Corp., Series V Preferred Equity	(i)(m)(s)	Real Estate	5.6%	66,000	632	300
Federal Home Loan Mortgage Corp., Series X Preferred Equity	(i)(m)(s)	Real Estate	6.0%	235,388	1,018	1,069
Federal Home Loan Mortgage Corp., Series Z Preferred Equity	(i)(m)(s)	Real Estate	7.9%	855,946	6,301	4,922
Federal National Mortgage Association, Series 2004-1 Preferred Equity	(i)(m)(s)	Real Estate	5.4%	48	810	1,001
Federal National Mortgage Association, Series F Preferred Equity	(i)(m)(s)	Real Estate	CMT-16	14,833	259	137
Federal National Mortgage Association, Series H Preferred Equity	(i)(m)(s)	Real Estate	5.8%	25,804	392	240
Federal National Mortgage Association, Series R Preferred Equity	(i)(m)(s)	Real Estate	7.6%	62,934	595	320
Federal National Mortgage Association, Series S Preferred Equity	(i)(m)(s)	Real Estate	7.8%	428,648	2,120	2,465
Federal National Mortgage Association, Series T Preferred Equity	(i)(m)(s)	Real Estate	8.3%	126,829	753	710
Ridgeback Resources Inc., Common Equity	(i)(m)	Energy		1,960,162	12,044	11,167
Selecta Group B.V., Contingent Value Notes	(h)(i)	Retailing		7	3	2
Selecta Group B.V., Warrants	(h)(i)	Retailing		98	2	2
TE Holdings, LLC, Preferred Equity		Energy	8.0% PIK (8.0% Max PIK)	216,711	2,164	1,625
TE Holdings, LLC, Common Equity	(i)(q)	Energy		326,925	2,779	409
Warrior Met Coal, Inc., Common Equity	(m)(s)	Materials		604,551	1,261	16,933
White Star Petroleum Holdings, LLC, Common Equity	(i)(q)	Energy		2,969,914	2,524	1,708

Total Equity/Other					166,891	140,046

TOTAL INVESTMENTS—118.6%					$1,870,799	1,819,600

Liabilities in Excess of Other Assets—(18.6%)	(j)					(285,021)

NET ASSETS—100.0%						$1,534,579

Shares Outstanding						198,824,267

Net Asset Value per Common Share at End of Period						$7.72

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(in thousands, except share and per share amounts)

Reverse Repurchase Agreements
Counterparty	Footnotes	Agreement Type	Interest Rate	Trade Date	Principal Value	Principal Value Including Accrued Interest	Underlying Collateral Type
RBC Capital Markets, LLC	(t)	Open Repurchase Agreement	2.00%	8/21/17	$3,750	$3,787	Subordinated Debt

Investments Sold Short
Portfolio Company(a)	Footnotes	Industry	Number of Shares	Proceeds	Fair Value(d)
Investments Sold Short—(1.1%)
iShares iBoxx $ High Yield Corporate Bond ETF, Common Equity	(i)(s)	Diversified Financials	(200,000)	$(17,088)	$(17,128)

Total Investments Sold Short				$(17,088)	$(17,128)

Forward Foreign Currency Exchange Contracts
Counterparty	Footnotes	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	(t)	4/20/18	USD	29,233	CAD	38,244	$(422)
JPMorgan Chase Bank, N.A.	(t)	4/20/18	USD	31,984	EUR	26,000	(3)
JPMorgan Chase Bank, N.A.	(t)	4/20/18	USD	101,750	GBP	73,130	(851)

							$(1,276)

CAD—Canadian Dollar.

EUR—Euro.

GBP—British Pound.

USD—U.S. Dollar.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(in thousands, except share and per share amounts)

Credit Default Swaps on Corporate Issues—Buy Protection

Reference Entity	Counterparty	Implied Credit Spread at March 31, 2018(k)	Industry	Fixed Deal Pay Rate	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid	Unrealized Appreciation (Depreciation)
Hovnanian Enterprises, Inc.	JPMorgan Chase Bank, N.A.	46.6%	Consumer Durables & Apparel	5.0%	9/20/19	$(5,000)	$1,908	$431	$1,477
Hovnanian Enterprises, Inc.	JPMorgan Chase Bank, N.A.	40.8%	Consumer Durables & Apparel	5.0%	12/20/19	$(2,000)	771	215	556

							$2,679	$646	$2,033

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection

Reference Entity	Counterparty	Implied Credit Spread at March 31, 2018(k)	Industry	Fixed Deal Receive Rate	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Received	Unrealized Appreciation (Depreciation)
Frontier Communications Corp.	JPMorgan Chase Bank, N.A.	9.0%	Telecommunication Services	5.0%	6/20/20	$8,000	$(606)	$(1,335)	$729
Frontier Communications Corp.	JPMorgan Chase Bank, N.A.	10.8%	Telecommunication Services	5.0%	12/20/20	$43,000	(5,437)	(7,157)	1,720

							$(6,043)	$(8,492)	$2,449

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Certain variable rate securities in FS Global Credit Opportunities Fund’s (the “Fund”) portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of March 31, 2018, the three-month London Interbank Offered Rate (“L”) was 2.31% and the two-year Constant Maturity Treasury Rate (“CMT”) was 2.27%. PIK means paid-in-kind.
(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)	Investments classified as Level 3 in the Fund’s fair value hierarchy whereby fair value was determined by the Fund’s board of trustees, unless otherwise noted. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited consolidated financial statements.
(e)	Security or portion thereof held by Dauphin Funding LLC (“Dauphin Funding”), a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Dauphin Funding’s revolving credit facility with Deutsche Bank AG, New York Branch.
(f)	Position or portion thereof unsettled as of March 31, 2018.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of investments sold short, credit default swap positions, forward foreign currency exchange contracts and reverse repurchase agreements payable.
(k)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.
(l)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the applicable agreement.
(m)	Security or portion thereof pledged as collateral supporting the amounts outstanding under the Fund’s prime brokerage facility with JPMorgan Chase Bank, N.A.
(n)	Restricted security as to resale. As of March 31, 2018, the Fund held 41.2% of its net assets, with a fair value of $632,813, in restricted securities.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(in thousands, except share and per share amounts)

(o)	Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP PBIL”). Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNP PBIL.
(p)	Security was on non-accrual status as of March 31, 2018.
(q)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.
(r)	All or a portion of these securities have been physically segregated in connection with reverse repurchase agreements. As of March 31, 2018, there were $3,750 in reverse repurchase agreements outstanding.
(s)	Security is classified as Level 1 in the Fund’s fair value hierarchy.
(t)	Security is classified as Level 2 in the Fund’s fair value hierarchy.
(u)	Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of March 31, 2018, the Fund held investments in one portfolio company of which it is deemed to be an “affiliated person” but is not deemed to “control”. The following table presents certain information with respect to such portfolio company for the three months ended March 31, 2018:

Portfolio Company	Fair Value at December 31, 2017	Purchases and Paid-in-kind Interest	Sales and Repayments	Accretion of Discount	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at March 31, 2018	Interest Income
Senior Secured Loans—First Lien
Aspect Software, Inc.(1)	$3,559	$—	$—	$—	$—	$(255)	$3,304	$110
Aspect Software, Inc.	6,395	—	(45)	—	—	38	6,388	209
Aspect Software, Inc.(2)	(1,296)	—	—	—	—	—	(1,296)	2
Equity/Other
Aspect Software, Inc., Common Equity	—	—	—	—	—	—	—	—

Total	$8,658	$—	$(45)	$—	$—	$(217)	$8,396	$321

(1)	Security includes a partially unfunded commitment with an amortized cost of $91 and a fair value of $85.
(2)	Security is an unfunded commitment with an amortized cost of $1,296 and a fair value of $0.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments

(in thousands, except share and per share amounts)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2017.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of March 31, 2018:

	March 31, 2018
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$564,968	$523,310	29%
Senior Secured Loans—Second Lien	261,913	266,322	14%
Senior Secured Bonds	378,301	386,292	21%
Subordinated Debt	447,982	452,292	25%
Collateralized Securities	50,744	51,338	3%
Equity/Other	166,891	140,046	8%

Total	$1,870,799	$1,819,600	100%

Investments Sold Short	$(17,088)	$(17,128)

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

As of March 31, 2018, the Fund was deemed to be an “affiliated person”, as defined in the 1940 Act, of Aspect Software, Inc., in which the Fund has two senior secured loan investments, two unfunded senior secured loan commitments and an equity/other investment. As of March 31, 2018, except for Aspect Software, Inc., the Company did not “control” and was not an “affiliated person”, each as defined in the 1940 Act, of any of its portfolio companies.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of March 31, 2018, the Fund had five senior secured loan investments with aggregate unfunded commitments of $48,678. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of March 31, 2018:

	March 31, 2018
Industry Classification	Fair Value	Percentage of Portfolio
Banks	$21,739	1%
Capital Goods	197,007	11%
Commercial & Professional Services	17,480	1%
Consumer Durables & Apparel	55,009	3%
Consumer Services	129,887	7%
Diversified Financials	80,902	4%
Energy	243,086	13%
Food & Staples Retailing	8,036	0%
Insurance	89,128	5%
Materials	216,361	12%
Media	64,460	4%
Pharmaceuticals, Biotechnology & Life Sciences	73,477	4%
Real Estate	11,599	1%
Retailing	108,315	6%
Software & Services	349,534	19%
Technology Hardware & Equipment	75,562	4%
Telecommunication Services	32,443	2%
Transportation	45,575	3%

Total	$1,819,600	100%

The table below describes the geographic concentration of the Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of March 31, 2018:

	March 31, 2018
Geographic Location(1)	Fair Value	Percentage of Portfolio
United States	$1,539,692	85%
Europe	177,598	10%
Other	102,310	5%

Total	$1,819,600	100%

(1)	Geographic location based on the portfolio company’s headquarters or principal place of business.

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of March 31, 2018, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs	March 31, 2018
Level 1—Price quotations in active markets	$68,684
Level 2—Significant other observable inputs	—
Level 3—Significant unobservable inputs	1,750,916

Total	$1,819,600

As of March 31, 2018, the Fund’s investments sold short, forward foreign currency exchange contracts, reverse repurchase agreements and credit default swaps were categorized as follows in the fair value hierarchy:

	March 31, 2018
Valuation Inputs	Asset	Liability
Level 1—Price quotations in active markets	$—	$(17,128)
Level 2—Significant other observable inputs	—	(5,063)
Level 3—Significant unobservable inputs	2,679	(6,043)

Total	$2,679	$(28,234)

The following is a reconciliation for the three months ended March 31, 2018 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Three Months Ended March 31, 2018
	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Subordinated Debt	Collateralized Securities	Equity/Other	Total
Fair value at beginning of period	$505,379	$256,162	$385,119	$573,156	$68,587	$104,368	$1,892,771
Accretion of discount (amortization of premium)	2,929	181	235	1,034	—	97	4,476
Net realized gain (loss)	(1,833)	152	(6,806)	(7,761)	600	—	(15,648)
Net change in unrealized appreciation (depreciation)	18,176	(186)	(4,337)	25,802	(2,144)	(1,906)	35,405
Purchases	80,632	17,021	48,888	22,057	—	—	168,598
Paid-in-kind interest	198	—	—	218	—	1,996	2,412
Sales and repayments	(82,171)	(7,008)	(36,807)	(162,214)	(15,705)	—	(303,905)
Net transfers in or out of Level 3(1)	—	—	—	—	—	(33,193)	(33,193)

Fair value at end of period	$523,310	$266,322	$386,292	$452,292	$51,338	$71,362	$1,750,916

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$16,276	$(122)	$(7,101)	$14,972	$(315)	$(1,906)	$21,804

(1)	There was one transfer of an investment from Level 3 to Level 1 during the three months ended March 31, 2018. It is the Fund’s policy to recognize transfers between levels at the beginning of the reporting period.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The following is a reconciliation for the three months ended March 31, 2018 of credit default swaps—buy protection for which significant unobservable inputs (Level 3) were used in determining fair value:

Three Months Ended March 31, 2018
Fair value at beginning of period	$2,737
Net realized gain (loss)	(191)
Net change in unrealized appreciation (depreciation)	45
Swap premiums paid	—
Coupon payments paid	88
Premiums received on exit	—
Net transfers in or out of Level 3	—

Fair value at end of period	$2,679

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to credit default swaps—buy protection still held at the reporting date	$45

The following is a reconciliation for the three months ended March 31, 2018 of centrally cleared credit default swaps—sell protection for which significant unobservable inputs (Level 3) were used in determining fair value:

Three Months Ended March 31, 2018
Fair value at beginning of period	$—
Net realized gain (loss)	1,028
Net change in unrealized appreciation (depreciation)	2,449
Swap premiums received	(9,060)
Coupon payments received	(460)
Premiums paid on exit	—
Net transfers in or out of Level 3	—

Fair value at end of period	$(6,043)

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to centrally cleared credit default swaps—sell protection still held at the reporting date	$2,449

Item 2.	Controls and Procedures.

(a)	The Company’s principal executive officer and principal financial officer have evaluated the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this Form N-Q and have concluded that the Company’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There was no change in the Company’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Company’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Company’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are included herein.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Global Credit Opportunities Fund—D

By:	/s/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
	Date:	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
(Principal Executive Officer)
	Date:	May 21, 2018

By:	/s/ WILLIAM GOEBEL
	Name:	William Goebel
	Title:	Chief Financial Officer
(Principal Financial Officer)
	Date:	May 21, 2018